Cost of Sales and Services, Selling Expenses and Administrative Expenses	6 Months Ended
Jun. 30, 2025
Disclosure Of Expenses By Nature [Abstract]
Cost of Sales and Services, Selling Expenses and Administrative Expenses
15.	Cost of Sales and Services, Selling Expenses and Administrative Expenses
This caption comprises the following:
For three months ended June 30, 2025 and 2024:

		Cost of sales and services		Selling expenses		Administrative expenses		Total

In thousands of soles	Note	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Medicines		272,243	298,352	-	-	-	-	272,243	298,352

Auxiliary services and clinical laboratory		23,400	18,276	-	-	-	-	23,400	18,276

Room service for inpatients		17,261	16,688	-	-	-	-	17,261	16,688

Surgery fees		56,084	56,378	-	-	-	-	56,084	56,378

Medical consultation fees		22,686	28,979	-	-	-	-	22,686	28,979

Insurance contracts		11,686	12,437	-	-	-	-	11,686	12,437

Personnel expenses (a)		171,108	191,147	17,496	17,253	103,377	89,632	291,981	298,032

Services provided by third parties (b)		47,959	36,528	33,553	28,614	56,189	65,639	137,701	130,781

Depreciation	6 and 8	26,629	30,276	459	6	8,558	6,403	35,646	36,685

Amortization	7	443	520	401	-	18,813	18,756	19,657	19,276

Other management charges		9,880	3,536	2,103	1,744	15,116	14,314	27,099	19,594

Tax expenses		161	7	209	35	6,127	6,815	6,497	6,857

		659,540	693,124	54,221	47,652	208,180	201,559	921,941	942,335

For six months ended June 30, 2025 and 2024:

		Cost of sales and services		Selling expenses		Administrative expenses		Total

In thousands of soles	Note	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Medicines		541,555	583,163	-	-	-	-	541,555	583,163
Auxiliary services and clinical laboratory		45,506	39,289	-	-	-	-	45,506	39,289
Room service for inpatients		32,825	31,030	-	-	-	-	32,825	31,030
Surgery fees		111,634	109,017	-	-	-	-	111,634	109,017
Medical consultation fees		48,077	53,720	-	-	-	-	48,077	53,720
Insurance contracts		23,511	26,519	-	-	-	-	23,511	26,519
Personnel expenses (a)		343,600	370,111	35,231	33,902	183,993	181,813	562,824	585,826
Services provided by third parties (b)		79,543	72,340	67,488	63,156	114,822	122,787	261,853	258,283
Depreciation	6 and 8	54,912	60,785	464	12	15,493	12,651	70,869	73,448
Amortization	7	943	1,045	401	-	36,474	37,902	37,818	38,947
Other management charges		37,515	7,729	4,000	3,767	27,890	24,553	69,405	36,049
Tax expenses		167	10	243	66	11,960	12,780	12,370	12,856

		1,319,788	1,354,758	107,827	100,903	390,632	392,486	1,818,247	1,848,147

(a)	Personnel expenses comprise the following:

	Three-month period ended June 30		Six-month period ended June 30
In thousands of soles	2025	2024	2025	2024
Remunerations	187,334	188,129	365,706	377,897
Legal bonuses	22,331	21,559	39,508	35,795
Health insurance for employees	29,442	31,388	57,623	61,717
Severance payment	1,194	4,661	2,276	5,832
Vacations	12,140	11,858	23,186	23,493
Bonuses	8,555	10,682	12,472	18,065
Employees’ profit sharing	7,397	7,469	13,829	17,153
Board of Directors’ remuneration	1,352	1,235	2,719	2,523
Equity-settled share-based payment expenses	2,727	288	5,452	567
Compensation to personnel	12,242	12,776	24,908	26,909
Training	571	377	919	568
Other benefits	6,696	7,610	14,226	15,307

	291,981	298,032	562,824	585,826

(b)	Services provided by third parties include the following:

	Three-month period ended June 30		Six-month period ended June 30
In thousands of soles	2025	2024	2025	2024
Sales commission	19,842	13,923	39,818	35,550
Advisory and consulting fees	26,305	18,459	44,946	35,337
Utilities	12,985	16,792	24,316	32,786
Service and repair	20,072	18,218	37,486	35,676
Leases	14,953	16,538	28,565	32,797
Credit card commission	8,413	7,766	16,587	15,413
Custodial and cleaning services	13,072	12,232	25,967	24,397
Advertisement	7,019	7,032	14,225	12,515
Hosting	4,541	4,831	8,839	9,157
Collection expenses	703	623	1,253	656
Travel and entertainment expenses	1,245	1,135	1,867	1,642
Others	8,551	13,232	17,984	22,357

	137,701	130,781	261,853	258,283